OTHER RECEIVABLES (Details) - ARS ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Non-Current
Advances to suppliers	$ 809,864	$ 2,102,928
Tax receivables	17,705	57,735
Contributions to the Trust Fund to Strengthen the Inter-urban Railroad System (F.F.F.S.F.I.)	283,852	951,538
Prepaid expenses	1,020,549	1,245,819
Guarantee deposits	0	84,800
Subtotal	2,131,970	4,442,820
Allowance for other doubtful accounts	(283,852)	(951,538)
Other receivables	1,848,118	3,491,282
Current
Income tax receivables	5,767,981	8,940,294
Turnover tax receivables	166,448	815,259
Value added tax receivables	191,282	0
Receivable for sale of interest in Yguazú Cementos S.A.	806,452	1,375,475
Related party receivables	3,660,994	2,758,011
Prepaid expenses	1,997,365	1,945,937
Guarantee deposits	919	2,665
Reimbursements receivable	14,694	6,283
Advance payments to suppliers	2,875,372	1,516,256
Salaries advances and loans to employees	41,597	99,089
Insurances receivable	4,838,710	0
Receivables from sales of property, plant and equipment	951,830	716,094
Miscellaneous	434,126	42,103
Total	$ 21,747,770	$ 18,217,466